Portfolio of Investments

September 30, 2019 (unaudited)

Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 94.8%
AUSTRALIA — 1.4%
BHP Group PLC	377,960	$8,072,917
Orica Ltd.	282,539	4,302,575
		12,375,492
BRAZIL — 0.9%
B3 SA - Brasil Bolsa Balcao	738,300	7,786,449
CANADA — 2.2%
Fairfax Financial Holdings Ltd.	16,377	7,219,057
Ritchie Bros. Auctioneers, Inc.	122,429	4,884,917
Shopify, Inc., Class A *	22,974	7,160,077
		19,264,051
CHINA — 8.7%
58.com, Inc. ADR*	88,719	4,374,734
Alibaba Group Holding Ltd. ADR*	147,780	24,713,249
Autohome, Inc. ADR*	56,731	4,716,048
Brilliance China Automotive Holdings Ltd.	5,794,000	6,224,312
Ctrip.com International Ltd. ADR*	138,364	4,052,682
Meituan Dianping, Class B *	504,000	5,147,546
Ping An Insurance Group Co. of China Ltd., Class H	1,265,500	14,545,298
Prosus NV*	131,232	9,633,530
Tsingtao Brewery Co., Ltd., Class H	440,000	2,654,689
		76,062,088
DENMARK — 0.4%
Genmab A/S*	19,790	4,021,004
FRANCE — 2.8%
Adevinta ASA, Class A *	224,374	2,599,465
Adevinta ASA, Class B *	23,337	269,856
Bureau Veritas SA	307,736	7,407,157
Pernod Ricard SA	79,037	14,067,123
		24,343,601
GERMANY — 2.6%
Deutsche Boerse AG	47,355	7,385,468
SAP SE	129,658	15,257,348
		22,642,816
HONG KONG — 2.5%
AIA Group Ltd.	1,958,800	18,473,540
Jardine Matheson Holdings Ltd.	66,600	3,564,245
		22,037,785

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
INDIA — 3.4%
Housing Development Finance Corp., Ltd.	391,206	$10,919,449
ICICI Bank Ltd. ADR	856,094	10,427,225
Reliance Industries Ltd. GDR	240,137	8,957,110
		30,303,784
IRELAND — 2.6%
Bank of Ireland Group PLC	939,656	3,723,318
CRH PLC	374,131	12,828,950
Ryanair Holdings PLC ADR*	97,020	6,440,188
		22,992,456
JAPAN — 7.5%
Advantest Corp.	192,500	8,581,262
CyberAgent, Inc.	151,000	5,820,635
MS&AD Insurance Group Holdings, Inc.	348,600	11,330,949
Olympus Corp.	904,900	12,259,487
Persol Holdings Co., Ltd.	156,500	2,974,574
SMC Corp.	19,800	8,510,598
Sumitomo Mitsui Trust Holdings, Inc.	203,600	7,372,743
Sysmex Corp.	131,900	8,861,341
		65,711,589
MACAU — 0.4%
Sands China Ltd.	728,000	3,289,597

NETHERLANDS — 0.8%
Signify NV	242,516	6,664,993

NORWAY — 0.8%
Schibsted ASA, Class A	224,374	6,640,023
Schibsted ASA, Class B	23,337	654,461
		7,294,484
RUSSIA — 1.1%
Mail.Ru Group Ltd. GDR Reg S*	127,433	2,664,102
Sberbank of Russia PJSC ADR	484,111	6,866,341
		9,530,443
SOUTH AFRICA — 2.3%
Naspers Ltd., N Shares	131,232	19,869,734

SWEDEN — 1.4%
Atlas Copco AB, B Shares	260,061	7,042,208
Epiroc AB, B Shares	477,953	4,932,281
		11,974,489
SWITZERLAND — 1.9%
Compagnie Financiere Richemont SA	93,542	6,855,287

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Schindler Holding AG, Participating Certificates	42,309	$9,468,217
		16,323,504
TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	249,147	11,580,353

UNITED KINGDOM — 3.7%
Hays PLC	1,693,836	3,140,137
Just Eat PLC*	425,967	3,499,077
Prudential PLC	1,443,403	26,156,107
		32,795,321
UNITED STATES — 46.1%
ABIOMED, Inc.*	24,848	4,420,211
Albemarle Corp.	71,592	4,977,076
Alnylam Pharmaceuticals, Inc.*	85,145	6,847,361
Alphabet, Inc., Class C *	14,356	17,499,964
Amazon.com, Inc.*	15,753	27,345,790
Anthem, Inc.	76,663	18,406,786
Apache Corp.	323,888	8,291,533
Arthur J Gallagher & Co.	122,066	10,933,452
Axon Enterprise, Inc.*	69,050	3,920,659
Broadridge Financial Solutions, Inc.	67,400	8,386,582
Chegg, Inc.*	95,719	2,866,784
Chipotle Mexican Grill, Inc.*	8,480	7,127,186
EOG Resources, Inc.	141,857	10,528,627
Facebook, Inc., Class A *	61,446	10,942,304
GrubHub, Inc.*	77,253	4,342,391
Howard Hughes Corp. (The)*	30,433	3,944,117
Illumina, Inc.*	21,047	6,402,918
Interactive Brokers Group, Inc., Class A	79,044	4,250,986
Jefferies Financial Group, Inc.	257,421	4,736,546
Kirby Corp.*	137,457	11,293,467
LendingTree, Inc.*	13,919	4,320,875
Markel Corp.*	7,925	9,366,557
MarketAxess Holdings, Inc.	26,120	8,554,300
Martin Marietta Materials, Inc.	49,607	13,597,279
Mastercard, Inc., Class A	78,192	21,234,601
Microsoft Corp.	90,889	12,636,298
Moody’s Corp.	102,576	21,010,642
Myriad Genetics, Inc.*	168,188	4,815,222
Netflix, Inc.*	15,727	4,208,860
Novocure Ltd.*	59,248	4,430,565
NOW, Inc.*	182,476	2,093,000

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
ResMed, Inc.	84,234	$11,380,856
Seattle Genetics, Inc.*	112,318	9,591,957
Service Corp. International	208,828	9,984,067
SiteOne Landscape Supply, Inc.*	71,112	5,263,710
Spectrum Brands Holdings, Inc.	6,435	339,253
Spotify Technology SA*	25,095	2,860,830
Stericycle, Inc.*	100,650	5,126,104
TD Ameritrade Holding Corp.	130,967	6,116,159
Teladoc Health, Inc.*	53,351	3,612,930
Teradyne, Inc.	125,372	7,260,292
Tesla, Inc.*	21,137	5,091,269
Thermo Fisher Scientific, Inc.	41,417	12,063,530
Trade Desk, Inc. (The), Class A *	20,928	3,925,046
Visa, Inc., Class A	107,384	18,471,122
Wabtec Corp.	68,985	4,957,262
Waters Corp.*	44,224	9,872,124
Zillow Group, Inc., Class C *	169,118	5,043,099
		404,692,549

Total Common Stocks (cost $599,393,657)		831,556,582
PREFERRED STOCKS — 1.1%
BRAZIL — 1.1%
Banco Bradesco SA 3.12% (cost $8,119,344)	1,234,452	10,089,650

TOTAL INVESTMENTS — 95.9% (cost $607,513,001)		$841,646,232
Other assets less liabilities — 4.1%		35,806,068
NET ASSETS — 100.0%		$877,452,300

*                 Non-income producing security.

ADR           -           American Depositary Receipt

GDR           -           Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2019, the net value of these securities was $2,664,102 representing 0.3% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$519,507,489	$312,049,093	$—	$831,556,582
Preferred Stocks**	10,089,650	—	—	10,089,650
Total	$529,597,139	$312,049,093	$—	$841,646,232

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.